TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Operating and capital loss carryforwards	$ 42,239	$ 38,538
Research and development	4,994	6,051
Employee benefits	(41)	415
Intangible assets	114	248
Operating lease liabilities	1,320	1,465
Stock based compensation expenses	3,740	708
Onerous contract	0	63
Prepaid and withholding taxes	7,064	6,607
Other temporary differences	655	576
Deferred tax asset before valuation allowance	60,085	54,671
Valuation allowance	(55,619)	(49,907)
Deferred tax asset net of valuation allowance	4,466	4,764
Deferred tax liability:
Intangible assets	3,197	3,214
Operating lease right-of-use assets	1,269	1,550
Net deferred tax asset	$ 0	$ 0